UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 – September 30, 2010

Item 1.  Schedule of Investments.

ADAMS HARKNESS SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010 (Unaudited)

AFA
Shares	Security Description	Value

Common Stock - 98.8%
Biotechnology - 2.4%
2,125	Ardea Biosciences, Inc. (a)	$48,875
3,515	Incyte Corp., Ltd. (a)	56,205
17,740	NPS Pharmaceuticals, Inc. (a)	121,341
860	Pharmasset, Inc. (a)	25,370
		251,791
Business Services - 6.2%
8,530	Innerworkings, Inc. (a)	56,042
4,305	K12, Inc. (a)	124,974
3,240	Kenexa Corp. (a)	56,765
7,965	Rackspace Hosting, Inc. (a)	206,931
1,345	Radiant Systems, Inc. (a)	22,999
3,020	SuccessFactors, Inc. (a)	75,832
2,160	The Advisory Board Co. (a)	95,364
		638,907
Chemicals - 2.7%
9,275	Polypore International, Inc. (a)	279,734

Communications Equipment - 7.7%
5,700	Acme Packet, Inc. (a)	216,258
9,475	Aruba Networks, Inc. (a)	202,196
7,725	Ixia (a)	95,790
6,060	Riverbed Technology, Inc. (a)	276,215
		790,459
Consumer Discretionary - 13.6%
4,875	BJ's Restaurants, Inc. (a)	137,280
2,260	Buffalo Wild Wings, Inc. (a)	108,231
4,795	CROCS, Inc. (a)	62,383
1,940	Deckers Outdoor Corp. (a)	96,922
1,190	Grand Canyon Education, Inc. (a)	26,097
4,535	Life Time Fitness, Inc. (a)	178,997
3,395	Lululemon Athletica, Inc. (a)	151,824
3,330	OpenTable, Inc. (a)	226,707
1,030	P.F. Chang's China Bistro, Inc.	47,586
4,579	Shutterfly, Inc. (a)	119,008
1,230	Steven Madden, Ltd. (a)	50,504
4,525	Under Armour, Inc., Class A (a)	203,806
		1,409,345
Consumer Retail - 7.8%
3,135	99 Cents Only Stores (a)	59,189
1,275	AnnTaylor Stores Corp. (a)	25,806
4,700	Chico's FAS, Inc.	49,444
1,575	G-III Apparel Group, Ltd. (a)	49,424
4,370	Gordmans Stores, Inc. (a)	50,474
2,045	hhgregg, Inc. (a)	50,634
6,120	Talbots, Inc. (a)	80,172
1,210	The Childrens Place Retail Stores, Inc. (a)	59,012
1,355	Tractor Supply Co.	53,739
3,600	Ulta Salon Cosmetics & Fragrance, Inc. (a)	105,120
3,430	Vitamin Shoppe, Inc. (a)	94,153
5,815	Zumiez, Inc. (a)	123,045
		800,212
Consumer Services - 0.7%
610	MakeMyTrip, Ltd. (a)	23,613
845	MWI Veterinary Supply, Inc. (a)	48,774
		72,387
Consumer Staples - 0.7%
11,330	SunOpta, Inc. (a)	69,000

Energy - 7.1%
5,480	Brigham Exploration Co. (a)	102,750
8,510	Complete Production Services, Inc. (a)	174,029
1,860	EnerNOC, Inc. (a)	58,423
1,140	Lufkin Industries, Inc.	50,046
19,330	Newpark Resources, Inc. (a)	162,372
6,705	Oasis Petroleum, Inc. (a)	129,876
2,300	Rosetta Resources, Inc. (a)	54,027
		731,523
Health-Care - 4.2%
14,305	DexCom, Inc. (a)	189,112
1,725	HeartWare International, Inc. (a)	118,611
2,105	Volcano Corp. (a)	54,688
2,215	Zoll Medical Corp. (a)	71,478
		433,889
Health-Care Services - 7.3%
1,755	HMS Holdings Corp. (a)	103,440
4,169	Medidata Solutions, Inc. (a)	80,045
7,390	Nektar Therapeutics (a)	109,150
9,420	NxStage Medical, Inc. (a)	179,922
5,495	Salix Pharmaceuticals, Ltd. (a)	218,261
1,860	SXC Health Solutions Corp. (a)	67,834
		758,652
Industrials - 10.1%
3,685	Ameresco, Inc., Class A (a)	43,852
915	Atlas Air Worldwide Holdings, Inc. (a)	46,025
8,480	Commercial Vehicle Group, Inc. (a)	86,326
935	Cytec Industries, Inc.	52,715
3,385	Fuel Systems Solutions, Inc. (a)	132,387
3,695	Globe Specialty Metals, Inc.	51,878
4,980	Hexcel Corp. (a)	88,594
2,775	Kraton Performance Polymers, Inc. (a)	75,341
1,838	Ladish Co., Inc. (a)	57,217
3,637	Old Dominion Freight Line, Inc. (a)	92,453
2,190	Portfolio Recovery Associates, Inc. (a)	141,583
4,020	Titan Machinery, Inc. (a)	65,526
3,028	Universal Display Corp. (a)	71,158
2,435	Westport Innovations, Inc. (a)	42,856
		1,047,911
Semiconductors and Semiconductor Equipment - 4.2%
9,150	Applied Micro Circuits Corp. (a)	91,500
13,410	Atmel Corp. (a)	106,744
4,215	Cavium Networks, Inc. (a)	121,223
2,365	Cirrus Logic, Inc. (a)	42,192
4,613	Mindspeed Technologies, Inc. (a)	35,843
1,155	Veeco Instruments, Inc. (a)	40,275
		437,777
Software - 6.4%
5,965	Ariba, Inc. (a)	112,738
5,830	BroadSoft, Inc. (a)	50,488
4,900	LogMeIn, Inc. (a)	176,302
11,035	TIBCO Software, Inc. (a)	195,761
3,350	Ultimate Software Group, Inc. (a)	129,444
		664,733
Technology - 17.2%
6,225	Calix, Inc. (a)	89,391
5,815	comScore, Inc. (a)	136,769
3,045	Concur Technologies, Inc. (a)	150,545
16,460	Entropic Communications, Inc. (a)	158,016
8,134	Finisar Corp. (a)	152,838
5,125	Fortinet, Inc. (a)	128,125
3,765	IntraLinks Holdings, Inc. (a)	63,666
4,445	Isilon Systems, Inc. (a)	99,034
7,370	Netscout Systems, Inc. (a)	151,159
5,875	NetSuite, Inc. (a)	138,474
5,500	QLIK Technologies, Inc. (a)	121,275
1,620	RealD, Inc. (a)	29,954
13,135	RF Micro Devices, Inc. (a)	80,649
13,055	Sapient Corp.	156,268
3,105	Sonic Solutions, Inc. (a)	35,335
2,520	Sycamore Networks, Inc.	81,673
		1,773,171
Transportation - 0.5%
6,875	JetBlue Airways Corp. (a)	45,994

Total Common Stock (Cost $8,908,879)	10,205,485

Total Investments - 98.8% (Cost $8,908,879)*	$10,205,485
Other Assets & Liabilities, Net – 1.2%	128,480
Net Assets – 100.0%	$10,333,965

(a)	Non-income producing security.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$1,368,602
Gross Unrealized Depreciation	(71,996)
Net Unrealized Appreciation	$1,296,606

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010.

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$10,205,485
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total Investments	$10,205,485

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010 (Unaudited)

Shares	Security Description	Value

Common Stock - 98.4%
Basic Materials - 2.3%
21,790	FMC Corp.	$1,490,654

Consumer Discretionary - 9.9%
149,020	Comcast Corp., Class A	2,694,281
55,570	The Walt Disney Co.	1,839,923
60,585	Time Warner, Inc.	1,856,930
		6,391,134
Consumer Staples - 11.8%
79,970	CVS Caremark Corp.	2,516,656
49,995	Nestle SA, ADR	2,671,233
82,670	Unilever PLC, ADR	2,405,697
		7,593,586
Energy - 12.3%
30,620	Apache Corp.	2,993,411
34,710	Devon Energy Corp.	2,247,125
44,883	Kinder Morgan Management, LLC (a)	2,704,201
		7,944,737
Financials - 16.0%
60,490	ACE, Ltd.	3,523,542
62,925	AON Corp.	2,460,997
75,050	Axis Capital Holdings, Ltd.	2,472,147
48,710	State Street Corp.	1,834,419
		10,291,105
Health Care Equipment and Services - 12.4%
70,810	Baxter International, Inc.	3,378,345
129,785	Hologic, Inc. (a)	2,077,858
63,650	St. Jude Medical, Inc. (a)	2,503,991
		7,960,194
Industrials - 1.9%
25,300	Cooper Industries PLC	1,237,929

Information Technology - 1.8%
64,265	The Western Union Co.	1,135,563

Pharmaceuticals, Biotechnology and Life Sciences - 12.2%
34,355	Johnson & Johnson	2,128,636
68,210	Life Technologies Corp. (a)	3,184,725
53,030	Thermo Fisher Scientific, Inc. (a)	2,539,076
		7,852,437
Technology - 17.8%
35,820	Broadridge Financial Solutions, Inc.	819,203
77,805	Check Point Software Technologies, Ltd. (a)	2,873,339
4,911	Google, Inc., Class A (a)	2,582,155
98,150	Microsoft Corp.	2,403,694
103,610	Oracle Corp.	2,781,928
		11,460,319
Total Common Stock (Cost $57,538,995)	63,357,658

Short-Term Investments - 3.8%

Money Market Funds - 3.8%
2,469,763	Fidelity Institutional Cash Money Market Fund, 0.25% (b) (Cost $2,469,763)	2,469,763

Total Investments - 102.2% (Cost $60,008,758)*	$65,827,421
Other Assets & Liabilities, Net – (2.2)%	(1,429,376)
Net Assets – 100.0%	$64,398,045

ADR	American Depository Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Represents 7-day effective yield as of September 30, 2010.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$6,174,843
Gross Unrealized Depreciation	(356,180)
Net Unrealized Appreciation	$5,818,663

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010.

	Level 1	Level 2	Level 3	Total
Common Stock
Basic Materials	$1,490,654	$-	$-	$1,490,654
Consumer Discretionary	6,391,134	-	-	6,391,134
Consumer Staples	7,593,586	-	-	7,593,586
Energy	7,944,737	-	-	7,944,737
Financials	10,291,105	-	-	10,291,105
Health Care Equipment and Services	7,960,194	-	-	7,960,194
Industrials	1,237,929	-	-	1,237,929
Information Technology	1,135,563	-	-	1,135,563
Pharmaceuticals, Biotechnology & Life Sciences	7,852,437	-	-	7,852,437
Technology	11,460,319	-	-	11,460,319
Money Market Fund	-	2,469,763	-	2,469,763
TOTAL	$63,357,658	$2,469,763	$-	$65,827,421

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LOU HOLLAND GROWTH FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010 (Unaudited)

 AFA
Shares	Security Description	Value

Common Stock - 98.5%
Consumer Discretionary - 12.4%
7,450	Amazon.com, Inc. (a)	$1,170,097
9,700	Costco Wholesale Corp.	625,553
6,050	Kohl's Corp. (a)	318,714
13,950	NIKE, Inc., Class B	1,117,953
17,650	The Walt Disney Co.	584,391
12,850	Wal-Mart Stores, Inc.	687,732
38,350	Yum! Brands, Inc.	1,766,401
		6,270,841
Consumer Staples - 6.4%
7,150	Diageo PLC, ADR	493,422
11,750	H.J. Heinz Co.	556,597
13,200	Mead Johnson Nutrition Co.	751,212
14,850	PepsiCo, Inc.	986,634
8,000	The Procter & Gamble Co.	479,760
		3,267,625
Energy - 16.8%
27,809	Exxon Mobil Corp.	1,718,318
37,900	Halliburton Co.	1,253,353
14,500	Noble Corp.	489,955
20,200	Occidental Petroleum Corp.	1,581,660
19,900	QEP Resources, Inc.	599,786
47,200	Range Resources Corp.	1,799,736
31,400	Southwestern Energy Co. (a)	1,050,016
		8,492,824
Financial Services - 9.2%
17,590	Berkshire Hathaway, Inc., Class B (a)	1,454,341
3,850	BlackRock, Inc.	655,463
9,100	IHS, Inc., Class A (a)	618,800
47,800	TD Ameritrade Holding Corp. (a)	771,970
15,900	Visa, Inc., Class A	1,180,734
		4,681,308
Health Care - 10.1%
45,850	Covidien PLC	1,842,711
12,400	Genzyme Corp. (a)	877,796
18,900	Hospira, Inc. (a)	1,077,489
16,850	Laboratory Corp. of America Holdings (a)	1,321,546
		5,119,542
Materials & Processing - 2.2%
12,250	Praxair, Inc.	1,105,685

Producer Durables - 10.8%
9,650	Automatic Data Processing, Inc.	405,590
12,350	Expeditors International of Washington, Inc.	570,940
23,100	Honeywell International, Inc.	1,015,014
7,500	MSC Industrial Direct Co.	405,300
10,500	Roper Industries, Inc.	684,390
7,600	United Parcel Service, Inc., Class B	506,844
9,700	United Technologies Corp.	690,931
16,500	Waters Corp. (a)	1,167,870
		5,446,879
Technology - 30.6%
44,450	Adobe Systems, Inc. (a)	1,162,368
25,900	American Tower Corp., Class A (a)	1,327,634
8,400	Apple, Inc. (a)	2,383,500
78,050	Cisco Systems, Inc. (a)	1,709,295
34,350	Citrix Systems, Inc. (a)	2,344,044
2,750	Google, Inc., Class A (a)	1,445,922
31,700	Intel Corp.	609,591
9,850	International Business Machines Corp.	1,321,279
60,600	Microsoft Corp.	1,484,094
37,800	QUALCOMM, Inc.	1,705,536
		15,493,263
Total Common Stock (Cost $40,878,893)	49,877,967

Total Investments - 98.5% (Cost $40,878,893)*	$49,877,967
Other Assets & Liabilities, Net – 1.5%	760,024
Net Assets – 100.0%	$50,637,991

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$10,302,050
Gross Unrealized Depreciation	(1,302,976)
Net Unrealized Appreciation	$8,999,074

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010.

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$49,877,967
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total Investments	$49,877,967

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

POLARIS GLOBAL VALUE FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010 (Unaudited)

Shares	Security Description	Value

Common Stock - 98.8%
Australia - 1.4%
32,100	BHP Billiton, Ltd., ADR	$2,449,872

Austria - 1.4%
34,932	Andritz AG	2,452,961

Belgium - 1.9%
20,044	KBC Groep NV (a)	899,129
23,116	Solvay SA, Class A	2,465,884
		3,365,013
Canada - 1.4%
102,537	Methanex Corp.	2,513,347

Cyprus - 0.3%
98,322	ProSafe SE	605,532

Finland - 4.4%
81,818	Kone Oyj, Class B	4,227,306
38,520	Konecranes Oyj	1,440,415
95,793	YIT Oyj	2,270,957
		7,938,678
France - 5.3%
21,365	Christian Dior SA	2,792,586
22,254	Imerys SA	1,333,042
48,950	Technip SA	3,936,468
62,939	Transgene SA (a)	1,411,436
		9,473,532
Germany - 9.9%
43,500	BASF SE	2,757,515
36,300	Demag Cranes AG (a)	1,400,453
51,400	Hannover Rueckversicherung AG	2,368,402
16,900	Muenchener Rueckversicherungs AG	2,338,682
135,900	Symrise AG	3,742,367
111,400	Tognum AG	2,483,010
38,450	Wincor Nixdorf AG	2,515,753
		17,606,182
India - 2.3%
16,500	Infosys Technologies, Ltd., ADR	1,110,615
20,300	State Bank of India, GDR	2,927,834
		4,038,449
Ireland - 4.5%
7,885	Anglo Irish Bank Corp., Ltd. (a)(b)	-
99,553	CRH PLC	1,631,302
1,790,278	Greencore Group PLC	2,879,905
344,693	Smurfit Kappa Group PLC (a)	3,463,184
		7,974,391
Italy - 1.6%
206,850	Trevi Finanziaria SpA	2,929,859
Japan - 7.4%
117,900	Asahi Breweries, Ltd.	2,358,565
347,320	Iino Kaiun Kaisha, Ltd.	1,855,591
74,900	Kansai Electric Power Co., Inc.	1,818,667
356	KDDI Corp.	1,703,665
52,416	MEIJI Holdings Co., Ltd.	2,467,596
418,000	Nippon Yusen KK (a)	1,712,458
643,000	Showa Denko KK	1,232,391
		13,148,933
Norway - 1.7%
160,227	Camillo Eitzen & Co. ASA (a)	269,717
209,496	DnB NOR ASA	2,851,510
		3,121,227

South Africa - 2.1%
1,978,605	Metorex, Ltd. (a)	1,149,650
56,270	Sasol, Ltd.	2,525,843
		3,675,493
South Korea – 2.4%
3,427	Samsung Electronics Co., Ltd.	2,335,259
12,468	SK Telecom Co., Ltd.	1,875,257
		4,210,516
Sweden - 5.9%
39,271	Autoliv, Inc.	2,565,575
329,200	Duni AB, Class A	3,015,882
121,102	Investor AB, Class B	2,459,644
78,200	Svenska Handelsbanken AB, Class A	2,562,831
		10,603,932
Switzerland - 1.4%
42,300	Novartis AG	2,425,691
Thailand - 1.8%
1,825,650	Thai Oil PCL	3,173,082

United Kingdom - 6.3%
1,409,202	Barratt Developments PLC (a)	2,186,043
192,537	BBA Aviation PLC	569,828
262,648	Bellway PLC	2,376,539
1,436,273	Lloyds TSB Group PLC (a)	1,672,325
359,146	Persimmon PLC (a)	2,253,344
5,090,040	Taylor Wimpey PLC (a)	2,266,849
		11,324,928
United States - 35.4%
61,600	Allete, Inc.	2,244,088
262,650	Ameris Bancorp (a)	2,455,778
51,206	AMETEK, Inc.	2,446,111
152,404	Astoria Financial Corp.	2,077,267
306,153	Brooks Automation, Inc. (a)	2,054,287
98,100	Carter's, Inc. (a)	2,582,973
169,774	Colony Bankcorp, Inc. (a)	792,845
308,214	Frontier Communications Corp.	2,518,108
33,317	General Dynamics Corp.	2,092,641
64,400	H.J. Heinz Co.	3,050,628
90,924	Independent Bank Corp.	2,047,608
112,063	International Bancshares Corp.	1,892,744
273,360	Mac-Gray Corp.	3,315,857
77,082	Marathon Oil Corp.	2,551,414
36,344	NextEra Energy, Inc.	1,976,750
52,400	Peoples Bancorp, Inc.	648,188
34,049	Praxair, Inc.	3,073,263
45,600	Quest Diagnostics, Inc.	2,301,432
90,257	Questcor Pharmaceuticals, Inc. (a)	895,349
177,097	Southwest Bancorp, Inc.	2,296,948
40,000	The Chubb Corp.	2,279,600
50,800	The J.M. Smucker Co.	3,074,924
42,282	Toro Co.	2,377,517
71,184	UnitedHealth Group, Inc.	2,499,270
129,700	Univest Corp. of Pennsylvania	2,264,562
57,551	Verizon Communications, Inc.	1,875,587
111,738	Webster Financial Corp.	1,962,119
40,500	WellPoint, Inc. (a)	2,293,920
29,174	WESCO International, Inc. (a)(c)	1,146,246
		63,088,024

Total Common Stock (Cost $199,886,352)	176,119,642

Principal	Security Description	Rate	Maturity	Value

Short-Term Investments - 0.0%
Certificates of Deposit - 0.0%
$31,265	Middlesex Federal Savings Bank	2.00%	11/26/11	31,265
31,523	Stoneham Savings Bank	1.50	11/24/11	31,523

Total Certificates of Deposit (Cost $62,788)	62,788

Total Short-Term Investments (Cost $62,788)	62,788
Total Investments in Securities - 98.8% (Cost $199,949,140)*	$176,182,430

VE
Contracts	Security Description	Strike Price	Exp. Date	Value

Call Options Written - (0.0)%
(211)	Wesco International, Inc. (Premiums Received $(39,809))	35.00	10/10	(96,005)
Total Call Options Written – (0.0)% (Premiums Received $(39,809))*	(96,005)

Other Assets & Liabilities, Net – 1.2%	2,224,647
Net Assets – 100.0%	$178,311,072

ADR	American Depository Receipt
GDR	Global Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $0 or 0.0% of net assets.
(c)	Subject to call option written by the Fund.

As of September 30, 2010, the Fund had the following forward currency contracts outstanding:

Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
371,832 Norwegian Krone	10/01/10	$(63,466)	$(241)
517,267 Norwegian Krone	10/04/10	(88,467)	(533)
180,228 Norwegian Krone	10/05/10	(30,714)	204
Unrealized gain (loss) on forward currency contracts			$(570)

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation on investments consists of:

Gross Unrealized Appreciation	$26,295,755
Gross Unrealized Depreciation	(50,118,661)
Net Unrealized Depreciation	$(23,822,906)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010.

	Level 1	Level 2	Level 3	Total
Investments in Securities at Value:
Common Stock
Australia	$2,449,872	$-	$-	$2,449,872
Austria	2,452,961	-	-	2,452,961
Belgium	3,365,013	-	-	3,365,013
Canada	2,513,347	-	-	2,513,347
Cyprus	605,532			605,532
Finland	7,938,678	-	-	7,938,678
France	9,473,532	-	-	9,473,532
Germany	17,606,182	-	-	17,606,182
India	4,038,449	-	-	4,038,449
Ireland	7,974,391	-	-	7,974,391
Italy	2,929,859	-	-	2,929,859
Japan	13,148,933	-	-	13,148,933
Norway	3,121,227	-	-	3,121,227
South Africa	3,675,493	-	-	3,675,493
South Korea	4,210,516	-	-	4,210,516
Sweden	10,603,932	-	-	10,603,932
Switzerland	2,425,691	-	-	2,425,691
Thailand	-	3,173,082	-	3,173,082
United Kingdom	11,324,928	-	-	11,324,928
United States	63,088,024	-	-	63,088,024
Certificates of Deposit	-	62,788	-	62,788
Total Investments in Securities at Value	$172,946,560	$3,235,870	$-	$176,182,430
Other Financial Instruments**:
Call Options Written	(96,005)	-	-	(96,005)
Forward Currency Contracts	-	(570)	-	(570)
Total Other Financial Instruments	$(96,005)	$(570)	$-	$(96,575)

** Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as call options written which are reported at their market value at period end date and forward currency contracts which are valued at the unrealized appreciation (depreciation) of the instrument.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	November 19, 2010

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 19, 2010